Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2. Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation — The accompanying Consolidated Financial Statements and notes to the Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the accounts of the Company, its majority‑owned subsidiaries and variable interest entities ("VIEs") for which the Company is the primary beneficiary. All intercompany accounts and transactions have been eliminated in consolidation.
The Business Combination (as defined in Note 1) closed on October 20, 2021, was accounted for as a reverse recapitalization under U.S. GAAP whereby Legacy BowX was determined to be the accounting acquiree, and Legacy WeWork, the accounting acquirer. This accounting treatment is equivalent to Legacy WeWork issuing common stock for the net assets of Legacy BowX, accompanied by a recapitalization. As a result of the Business Combination, prior period share and per share amounts presented in the accompanying Consolidated Financial Statements and these related notes have been retroactively converted using the Exchange Ratio (as defined in Note 3).
The Company operates as a single operating segment. See Note 28 for further discussion on the Company's segment reporting.
The accompanying Consolidated Financial Statements include the accounts of the Company, its majority‑owned subsidiaries and VIEs for which the Company is the primary beneficiary. All intercompany accounts and transactions have been eliminated in consolidation.
The Company is required to consolidate entities deemed to be VIEs in which the Company is the primary beneficiary. The Company is considered to be the primary beneficiary of a VIE when the Company has (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE.
JapanCo, LatamCo, WeCap Manager, and WeCap Holdings Partnership (each as defined in Note 10) are the Company's only consolidated VIEs as of December 31, 2022. See Note 10 for discussion of the consolidated VIE transactions during the years ended December 31, 2022, 2021 and 2020. See Note 13 for discussion of the Company’s non-consolidated VIEs.
A noncontrolling interest in a consolidated subsidiary represents the portion of the equity (net assets) in a subsidiary not attributable, directly or indirectly, to the Company. Noncontrolling interests are presented as a separate component of equity in the Consolidated Balance Sheets and the presentation of net income in the Consolidated Statements of Comprehensive Loss, is modified to present earnings and other comprehensive income attributed to controlling and noncontrolling interests.
The Company's convertible preferred stock and noncontrolling interests that are redeemable upon the occurrence of an event that is not solely within the control of the Company are classified outside of permanent equity. As it was not probable that the remaining convertible preferred stock and noncontrolling interest would become redeemable during the period in which redeemable features upon the occurrence of an event that is not solely within the control of the Company existed, no remeasurement was required. See Note 10 for further discussion of the elimination of redemption features upon the Business Combination. The Company's noncontrolling interests that have redemption features within the Company's control are classified within permanent equity and are described further below.
The redemption value of the WeWork Partnerships Profits Interest Units (as discussed in Note 24) are measured based upon the aggregate redemption value and takes into account the proportion of employee services rendered under the WeWork Partnerships Profits Interest Units vesting provisions. The redemption value will vary from period to period based upon the fair value of the Company, whereby the intrinsic value (per-unit fair value of the Company is greater than the per-unit distribution threshold) will be reflected as Noncontrolling interests in the equity section of the Consolidated Balance Sheets with a corresponding entry to Additional paid-in-capital. The intrinsic value of the WeWork Partnership Profits Interests will be remeasured each period until the WeWork Partnerships Profits Interest Units are converted to shares or cash.
The Company's other noncontrolling interests represent substantive profit-sharing arrangements and profits and losses are attributed to the controlling and noncontrolling interests using the hypothetical-liquidation-at-book-value method.
Liquidity and Going Concern — The accompanying Consolidated Financial Statements are prepared in accordance with U.S. GAAP applicable to a going concern. This presentation contemplates the realization of assets and the satisfaction of liabilities in the normal course of business and does not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described below.
Pursuant to ASC 250-40, Presentation of Financial Statements — Going Concern (“ASC 250-40”), management must evaluate whether there are conditions and events, considered in aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that these Consolidated Financial Statements are issued. In accordance with ASC 250-40, management’s analysis can only include the potential mitigating impact of management’s plans that have not been fully implemented as of the issuance date if (a) it is probable that management’s plans will be effectively implemented on a timely basis, and (b) it is probable that the plans, when implemented, will alleviate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern.
Evaluation in conjunction with the issuance of the December 31, 2022 Consolidated Financial Statements
The Company has incurred net losses of $2.3 billion, $4.6 billion, and $3.8 billion, for the years ended December 31, 2022, 2021, and 2020, respectively, and negative cash flow from operating activities of $0.7 billion $1.9 billion, and $0.9 billion, respectively.
As of December 31, 2022, the Company had $287 million in cash and cash equivalents, including $61 million held at its consolidated VIEs, and $500 million commitment under the Secured NPA. In January 2023, the Company issued $250 million of previously committed Secured Notes to SVF Il leaving $250 million of remaining commitment under the Secured NPA. In February 2023, the Company amended the Junior LC Tranche to provide an additional $120 million of liquidity (see Note 29).
Our losses and projected cash needs, combined with our current liquidity level, initially raised substantial doubt about the Company’s ability to continue as a going concern. Management’s plan to improve the Company’s liquidity and successfully mitigate the substantial doubt includes (1) restructuring existing debt and raising additional capital and, (2) taking additional operational restructuring actions furthering the plan that commenced following a change in leadership in 2020.
Debt restructuring and capital raising plans
In March 2023, the Company entered into a contractually committed comprehensive recapitalization transaction (the "Transactions") with an Ad Hoc Group of our bondholders, SBG and affiliates, and a third-party investor. Upon Closing, the Transactions will increase our net liquidity by over $515 million, prior to transaction costs, through:
•$975 million increase in net liquidity from issuance of new first lien notes, including $500 million cash commitment backstopped by the Ad Hoc Group; $175 million delayed draw note issued to a third-party investor, and; $300 million delayed draw note issued to SVF II from the rollover of the $500 million commitment under the Secured NPA;
•$40 million increase in net liquidity from issuance of 35 million shares of Class A Common Stock in a private placement at a purchase price of $1.15 per share; and
•$500 million decrease in net liquidity from the repayment of any amounts borrowed or cancellation of the commitment under the Secured NPA.
The Transactions also cancel or convert approximately $1.5 billion of total debt through equitization or discounted exchanges of our 5.00% Senior Notes and 7.875% Senior Notes and extends certain debt maturities from 2025 to 2027 as more fully described in Note 29.
Management has determined that the approvals obtained in connection with the execution of the various transaction agreements related to the Transactions are sufficient to ensure the closing of the Transactions (see Note 29). Management has determined that the remaining steps in closing the Transactions are within its control and are probable to be implemented on a timely basis.
Operational restructuring plans
The Company has been executing a strategic plan to transform our business over the last three years. The Company will continue to execute our operational restructuring program in 2023 and take additional actions to further this strategic plan which to date has included robust expense management efforts, material real estate portfolio optimization and the exit of non-core businesses, contributing to an improvement in our net loss from operations of $4.3 billion for the year ended December 31, 2020 to $1.6 billion for the year ended December 31, 2022.
Management's plans over the next twelve months include the further reduction of gross capital expenditures and other SG&A cost saving measures. In January 2023, the Company further reduced the global workforce by approximately 7%. Management believes that these plans are within its control and probable of being implemented on a timely basis. In addition, the Company will continue to assess our real estate portfolio to amend or exit unfavorable leases or underperforming locations, and negotiate rent reductions.
Management believes that the expected impact on our liquidity and cash flows resulting from the Transactions and the operational initiatives outlined above are sufficient to enable the Company to meet its obligations for at least twelve months from the issuance date and alleviate the conditions that initially raised substantial doubt about the Company's ability to continue as a going concern.
Use of Estimates — The preparation of the Consolidated Financial Statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements, and the reported amount of revenues and expenses during the reporting periods.
Estimates inherent in the current financial reporting process inevitably involve assumptions about future events. Actual results could differ from those estimates. This includes the net operating income assumptions in the Company's long-lived asset impairment testing, the timing of capital expenditures and fair value measurement changes for assets and liabilities that the Company measures at fair value and its assessment of its ability to continue to meet its obligations as they come due.
The Company's net operating assumptions and liquidity forecasts are based upon continued execution of its operational restructuring program and also includes management's best estimate of the currently evolving macroeconomic landscape, including a potential economic recession, rising interest rates, inflation, and the slower than expected recovery in certain markets from the impact that the COVID-19 pandemic. These factors may continue to have an impact on WeWork's business and its liquidity needs; however, the extent to which the Company's future results and liquidity needs are further affected will largely depend on the delays in location openings, our members' renewal of their membership agreements, the effect on demand for WeWork memberships, any permanent shifts in working from home and the Company's ongoing lease negotiations with its landlords, among others. WeWork believes continued execution of its operational restructuring program and its current liquidity position will be sufficient to help it alleviate the continued near-term uncertainty and meet near-term requirements. Its assessment assumes a continued growth in its revenues and occupancy. If the Company does not experience a continued recovery consistent with its projected timing, additional capital sources may be required, the timing and source of which are uncertain. There is no assurance the Company will be successful in securing additional sources of financing if and when needed.
Reclassifications — Certain reclassifications have been made to prior years' financial information to conform to the current year presentation. This includes the aggregation of Goodwill and Intangible assets, net into one financial statement line item, "Goodwill and intangible assets, net," and the inclusion of Restricted Cash in Other Assets for all periods presented on the Consolidated Balance Sheets. This also includes the aggregation of Capitalized software of $40 million and $23 million during the years ended December 31, 2021 and 2020, respectively, and Purchases of property and equipment into one financial statement line item, "Purchases of property, equipment and capitalized software" for all periods presented on the Consolidated Statements of Cash Flows.
Cash and Cash Equivalents — Cash and cash equivalents consist of highly liquid marketable securities with original maturities of three months or less at the time of purchase. Cash equivalents are presented at cost, which approximates fair value.
Restricted Cash - Restricted cash consists primarily of amounts provided to banks to secure letters of credit issued under certain of the Company’s credit agreements as required by various leases. Transfers between restricted and unrestricted cash accounts are not reported within the Consolidated Statements of Cash Flows. Only restricted cash receipts or payments from restricted cash directly to third parties are reported in the Consolidated Statements of Cash Flows as either an operating, investing or financing activity, depending on the nature of the transaction. Restricted Cash is included as a component of other assets in the accompanying Consolidated Balance Sheets, see Note 14.
Allowance for Doubtful Accounts — In accordance with ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), management determines an allowance that reflects its best estimate of the accounts receivable due from members, related parties, landlords and others that it expects will not be collected. Management considers many factors in considering its reserve with respect to these accounts receivable, including historical data, experience, creditworthiness, income trends, as well as current and forward looking conditions. Recorded liabilities associated with members’ service retainers are also considered when estimating the allowance for doubtful accounts as we have the contractual right to apply members' service retainers to outstanding receivables.
Receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded as a reduction of bad debt expense when received.
Property and Equipment — Property and equipment are recorded at cost less accumulated depreciation. A variety of costs are incurred in the construction of leasehold improvements including development costs, construction costs, salaries and related costs, and other costs incurred during the period of development. After a determination is made to capitalize a cost, it is allocated to the specific component of a project that is benefited. The Company capitalizes costs until a project is substantially completed and occupied, or held available for occupancy, and capitalizes only those costs associated with the portions under development. Subsequent expenditures that extend the useful life of an asset are also capitalized. Leasehold improvements are amortized over the lesser of the estimated useful life of the improvements or the remaining term of the lease using the straight‑line method. Furniture and equipment are depreciated over three to twenty years also using the straight-line method. Costs associated with repairs and maintenance of property and equipment that do not extend the normal useful life of an asset are expensed as incurred and amounted to $67 million, $65 million and $50 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Business Combinations — We include the financial results of businesses that we acquire from the date of acquisition. We determine the fair value of assets acquired and liabilities assumed based on their estimated fair values as of the respective date of acquisition. The excess purchase price over the fair values of identifiable assets and liabilities is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management to use significant judgment and estimates including the selection of valuation methodologies, estimates of future revenue and cash flows, discount rates and selection of comparable companies. Our estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period we may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill.
Transaction costs associated with business combinations are expensed as incurred, and are included in selling, general and administrative expenses in our Consolidated Statements of Operations. See Note 3 for details on transaction costs recognized in connection with the Business Combination and Note 6 for details on transaction costs recognized in connection with acquisitions.
Goodwill — Goodwill represents the excess of the purchase price of an acquired business over the fair value of the assets acquired less liabilities assumed in connection with the acquisition. Goodwill is not amortized, but instead is tested for impairment at least annually in the fourth quarter of each year as of October 1 at each reporting unit level, or more frequently if events or changes in circumstances indicate that the carrying amount may be impaired, and is required to be written down when impaired.
The guidance for goodwill impairment testing begins with an optional qualitative assessment to determine whether it is more likely than not that goodwill is impaired. The Company is not required to perform a quantitative impairment test unless it is determined, based on the results of the qualitative assessment, that it is more likely than not that goodwill is impaired. The quantitative impairment test is prepared at the reporting unit level. In performing the impairment test, management compares the estimated fair values of the applicable reporting units to their aggregate carrying values, including goodwill. If the carrying amounts of a reporting unit including goodwill were to exceed the fair value of the reporting unit, an impairment loss is recognized within our Consolidated Statements of Operations in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.
The process of evaluating goodwill for impairment requires judgments and assumptions to be made to determine the fair value of the reporting unit, including discounted cash flow calculations, assumptions market participants would make in valuing each reporting unit and the level of the Company’s own share price.
Intangible Assets, net — The Company capitalizes purchased software and computer software development costs for internal use when the amounts have a useful life or contractual term greater than twelve months. Purchased software consists of software products and licenses which are amortized over the lesser of their estimated useful life or the contractual term. Internally developed software costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external direct costs of the development are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of substantially all testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable that the expenditure will result in additional functionality. Internal use software is amortized on a straight‑line basis over its estimated useful life, generally three years. Maintenance and training costs are expensed as incurred.
Acquired intangible assets are carried at cost and finite-lived intangible asset are amortized on a straight-line basis over their estimated useful lives. We determine the appropriate useful life of our intangible assets by measuring the expected cash flows of acquired assets. The initial estimated useful life of the Company's finite-lived intangible assets range from one year to ten years.
The Company tests indefinite-lived intangible asset balances for impairment annually in the fourth quarter of each year as of October 1, or more frequently if circumstances indicate that the value may be impaired.
Impairment of Long‑Lived Assets — Long‑lived assets, including property and equipment, right-of-use assets, capitalized software, and other finite-lived intangible assets, are evaluated for recoverability when events or changes in circumstances indicate that the asset may have been impaired. In evaluating an asset for recoverability, the Company considers the future cash flows expected to result from the continued use of the asset and the eventual disposition of the asset. If the sum of the expected future cash flows, on an undiscounted basis, is less than the carrying amount of the asset, an impairment loss equal to the excess of the carrying amount over the fair value of the asset is recognized.
During the years ended December 31, 2022, 2021 and 2020, the Company recorded none, none and $3.1 million, respectively, in routine impairment charges and property and equipment write-offs relating to excess, obsolete or slow-moving inventory of furniture and equipment, early termination of leases and cancellation of other deals or projects occurring in the ordinary course of business. These impairment charges are included as a component of selling, general and administrative expenses in the accompanying Consolidated Statements of Operations.
In connection with operational restructuring program described in Note 5 and related changes in the Company's leasing plans and planned or completed disposition of certain non-core operations, as well as the impact to the Company's business as a result of COVID-19, the Company has also recorded various other non-routine write-offs, impairments and gains on sale of goodwill, intangibles and various other assets. These non-routine charges totaled $625 million, $870 million and $1,356 million during the years ended December 31, 2022, 2021 and 2020, respectively, and are included as impairment expense/(gain on sale) of goodwill, intangibles and other assets in the accompanying Consolidated Statements of Operations.
Assets Held for Sale — The Company classifies an asset (or assets to be disposed of together as a group) as held for sale when management, having the authority to approve the action, commits to a plan to sell the assets, the assets are available for immediate sale in their present condition, subject only to terms that are usual and customary for sales of such assets, an active program to locate a buyer and other actions required to complete the plan to sell have been initiated and it is probable the transfer of the assets are expected to qualify for recognition as a completed sale within one year, except if events or circumstances beyond the Company's control extend the period of time required to sell the assets beyond one year. Prior period balances are not reclassified. Assets classified as held for sale are being actively marketed for sale at a price that is reasonable in relation to their current fair value and actions required to complete the sale plan indicate it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Assets that are classified as held for sale and the related liabilities directly associated with those that will be transferred in that transaction are initially measured at the lower of their carrying value or fair value less any costs to sell and depreciation and amortization expense is no longer recorded. Any loss resulting from this measurement is recognized in the period in which the held for sale criteria are met.
The fair value of assets held for sale less any costs to sell is assessed each reporting period they remain classified as held for sale and any subsequent changes are reported as an adjustment to the carrying amount of the assets, as long as the adjusted carrying amount does not exceed the carrying amount of the assets at the time it was initially classified as held for sale. Gains are not recognized on the sale of an asset until the date of sale.
As of December 31, 2022, assets held for sale totaling $52 million and liabilities held for sale totaling $83 million are included in other current assets and other current liabilities, respectively, on the accompanying Consolidated Balance Sheets. As of December 31, 2021, there were no assets classified as held for sale.
Deferred Financing Costs — Deferred financing costs consist of fees and costs incurred to obtain financing. Such costs are capitalized and amortized as interest expense using the effective interest method, over the term of the related financing and presented in Other assets in the Consolidated Balance Sheets (see Note 14 and Note 17). Deferred financing costs related to a recognized debt liability are presented in the Consolidated Balance Sheets as a direct deduction from the carrying amount of that liability (see Note 17). Unamortized deferred financing costs are expensed when the associated debt is refinanced or repaid before maturity. Costs incurred in seeking financing transactions which do not close are expensed in the period in which it is determined that the financing will not close.
Income Taxes — The Company accounts for income taxes under the asset and liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases, operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the tax rates are enacted. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits for which future realization is uncertain.
The Company has elected to recognize earnings of foreign affiliates that are determined to be global intangible low tax income in the period it arises and do not recognize deferred taxes for basis differences that may reverse in future years.
Revenue Recognition — For revenue contracts which do not qualify as leases in accordance with ASC 842, Leases ("ASC 842") the Company recognizes revenue under the five-step model required under Accounting Standard Codification ("ASC") No. 606, Revenue from Contracts with Customers ("ASC 606"), which requires the Company to identify the relevant contract with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations identified and recognize revenue when (or as) each performance obligation is satisfied.
The Company’s primary revenue categories, related performance obligations and associated recognition patterns are as follows:
Membership and Service Revenue — The Company sells memberships to individuals and organizations that provide access to office space, use of a shared internet connection, access to certain facilities (kitchen, common areas, etc.), a monthly allowance of conference room reservation hours, printing and copying and access to the WeWork mobile application. The price of each membership is based on factors such as the particular characteristics of the workspace occupied by the member, the geographic location of the workspace and the size of the workspace. The membership contracts may contain renewal options that may be exercised at the discretion of the member to extend the term beyond the initial term. All services included in a monthly membership allowance that remain unused at the end of a given month expire.
Membership revenue consists primarily of fees from members, net of discounts for the access to office space provided. The majority of the Company's membership contracts are accounted for as revenue in accordance with ASC 606 and are recognized over time, evenly on a ratable basis, over the life of the agreement, as services are provided and the performance obligation is satisfied.
Certain of the Company's membership contracts with its members related to “configured” workspaces which meet the definition of operating leases under ASC 842. The Company has elected not to separate non-lease components from lease components for all membership agreements with configured workspaces. The rental revenue recognized under ASC 842 is recognized evenly on a ratable basis over the term of the arrangement, consistent with the revenue recognition pattern for the membership services arrangements accounted for under ASC 606. We have also elected the practical expedient for our membership contracts accounted for under ASC 842 to exclude sales and use taxes and value added taxes we collect from members from consideration in the contract and from variable payments not included in the consideration in the contract. We recognize property taxes that we pay directly to taxing authorities and any reimbursement for such taxes from our members on a gross basis.
Service revenue consists of additional billings to members for the ancillary services they may access through their memberships in excess of monthly allowances included in membership revenue, commissions earned by the Company on various services and benefits provided to our members and management fee income for services provided to Unconsolidated Locations subject to joint venture or other management arrangements, which as of December 31, 2022 included locations in India ("IndiaCo"), Greater China (as defined in Note 10 ("ChinaCo")), Greater Latin American territory (as defined in Note 10 ("LatamCo")), Israel, and certain Common Desk locations (as defined in Note 6). Members may elect whether they want to add-on additional services at the inception of their agreement. Additional fees for add-on services are included in the transaction price when elected by the member. To the extent a member elects an add-on service subsequent to the commencement of a commitment period, the additional add-on fee will be added to transaction price at that point in time.
The Company's individual locations may include a combination of membership contracts for which revenue is recognized in accordance with ASC 606 and ASC 842 and the location operating expenses are incurred for the location as a whole and not segregated by individual member spaces and as a result, when evaluating the cost of services for membership and service revenue, both contract types are combined to evaluate the gross profit or performance of an individual location.
Other Revenue — Other revenue includes revenue generated from various other offerings and business lines, not directly related to the revenue we earn under our membership agreements through which we provide space-as-a-service. Other revenue primarily includes design and development services, tuition for education programs, software and other subscription revenue, and management and advisory fees earned. Other revenues are generally recognized over time, on a monthly basis, as the services are performed.
Design and development services performed are recognized as revenue over time based on a percentage of contract costs incurred to date compared to the total estimated contract cost. The Company identifies only the specific costs incurred which contribute to the Company’s progress in satisfying the performance obligation. Contracts are generally segmented between types of services, such as consulting contracts, design and construction contracts, and operate contracts. Revenues related to each respective type of contract are recognized as or when the respective performance obligations are satisfied. When total cost estimates for these types of arrangements exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately. The Company performs ongoing profitability analyses of its design and build services contracts accounted for using a cost-to-cost measure of progress in order to determine the accuracy of the latest estimates of revenues, costs and profit margins. Changes to total contract revenue, and estimated cost or losses, if any, are recognized on a cumulative catch-up basis in the period in which they are determined and may result in increases or decreases in revenues or costs. Significant judgment is required when estimating total cost including future labor and expected efficiencies, as well as whether a loss is expected to be incurred on the project. Pre-contract costs are expensed as incurred unless they are expected to be recovered from the customer. If the costs are recoverable, contract costs are capitalized and amortized over time consistent with the transfer of the services to which the asset relates.
Billing terms and conditions generally vary by contract category. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., upfront, monthly or quarterly) or upon achievement of contractual milestones. For most of our standard memberships which are typically invoiced monthly, our payment terms are immediate. In most cases where timing of revenue recognition significantly differs from the timing of invoicing, the Company has determined that its contracts do not include a significant financing component. The Company elects the financing component practical expedient and does not adjust the promised amount of consideration in contracts where the time between cash collection and performance is less than one year.
Members’ Service Retainers — Prior to moving into an office, members are generally required to provide the Company with a service retainer as detailed in their membership agreement.  In the event of non-payment of membership or other fees by a member, pursuant to the terms of the membership agreements, the amount of the service retainer may be applied against the member’s unpaid balance. The Company recognizes members' service retainers as a liability as the Company expects to refund some or all of that consideration to the member.
Contract Assets and Receivables — The Company classifies the right to consideration in exchange for solutions or services provided to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. Contracts that contain both contract assets and liabilities are recorded on a net basis. Contract assets that are expected to be billed beyond the next 12 months are considered long-term contract assets and included in other assets.
Deferred Revenue — Deferred revenue represents collections from customers for which revenue has not been recognized to date. Deferred revenue is classified as a current liability as it is expected to be recognized as revenue within the next twelve months.
Assets Recognized from the Costs to Obtain a Contract with a Customer — Incremental costs (e.g., member referral fees and certain sales incentive compensation) of obtaining a contract are capitalized and amortized into expense on a straight-line basis over the underlying contract period if the Company expects to recover those costs. The incremental costs of obtaining a contract include only those costs the Company incurs to obtain a contract that it would not have incurred if the contract had not been obtained. The costs associated with significant member referral fees are amortized over the underlying contract period, even if the contract term is less than twelve months.
Taxes collected from customers and remitted to governmental authorities are presented on a net basis.
Leasing Arrangements — The Company accounts for its leasing arrangements in accordance with ASC 842.
The Company has a significant portfolio of real estate leases entered into in connection with operating its business. The Company also leases certain equipment and has service contracts, including warehouse agreements, where we control identified assets, such as warehouse space, and therefore these arrangements represent embedded leases under ASC 842. The Company determines whether an arrangement is a lease at inception.
The Company has made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Short-term leases primarily relate to leases of office equipment and are not significant in comparison to the Company’s overall real estate portfolio. Payments related to those leases are recognized in the Consolidated Statements of Operations on a straight-line basis over the lease term.
For leases with initial terms of greater than 12 months, the Company determines its classification as an operating or finance lease. At lease commencement, the Company recognizes a lease obligation and corresponding right-of-use asset based on the initial present value of the fixed lease payments using the Company's incremental borrowing rates for its population of leases. The incremental borrowing rate represents the rate of interest the Company would have to pay to borrow over a similar term, and with a similar security, in a similar economic environment, an amount equal to the fixed lease payments. The commencement date is the date the Company takes initial possession or control of the leased premise or asset, which is generally when the Company enters the leased premises and begins to make improvements in preparation for its intended use.
The Company’s leases do not provide a readily determinable implicit discount rate. Therefore, management estimates the incremental borrowing rate used to discount the lease payments based on the information available at lease commencement. The Company utilized a model consistent with the credit quality for its outstanding debt instruments to estimate its specific incremental borrowing rates that align with applicable lease terms.
Non-cancelable lease terms for most of the Company's real estate leases typically range between 10-20 years and may also provide for renewal options. Renewal options are typically solely at the Company’s discretion and are only included within the lease obligation and right-of-use asset when the Company is reasonably certain that the renewal options would be exercised.
The Company’s leases may include base rent payments and rent payments that include escalation terms on the amount of base rent which may vary by market with examples including fixed-rent escalations or escalations based on an inflation index or other market adjustments. Variable lease payments that depend on an index or rate are included in lease payments and are measured using the prevailing index or rate at lease inception or the measurement date. Changes to the index or rate are recognized in the period of change.
Most leases require the Company to pay common area maintenance, real estate taxes and other similar costs. Common area maintenance is considered a non-lease component whereas real estate taxes are not components of a lease as defined in ASC 842. The Company has elected not to separate non-lease components from lease components for all asset classes in our real estate portfolio. To the extent that such costs represent non-lease components and payments are fixed in the lease agreement, those costs are included in the lease payments used to calculate the lease obligation and are included within the total lease cost recognized on a straight-line basis over the lease term.
The Company expends cash for leasehold improvements and to build out and equip its leased locations. Generally, a portion of the cost of leasehold improvements is reimbursed to us by our landlords as a tenant improvement allowance. The Company may also receive a broker commission from the lessor for its role in identifying and negotiating certain of the Company’s leases. The Company recognizes lease incentives receivable relating to tenant improvement allowances and broker commissions receivable for its role in negotiating the Company’s leases, as a reduction of fixed lease payments at the lease commencement date, reducing the initial measurement of the lease obligation and right-of-use asset. The Company considers lease incentive receivables to represent a fixed future receipt due from the landlord, as our practice and intent is to spend up to or more than the full amount of the tenant improvement allowance that is contractually provided under the terms of the contract as well as to collect any broker commission fees contractually due to the Company after lease commencement. The lease obligation recorded on the Company's balance sheet will increase as the Company receives collections on its lease incentives receivable that were included as a component of the total lease obligation at lease commencement.
The Company also incurs certain costs in connection with obtaining or modifying a lease. Initial direct costs, or incremental costs of a lease that would not have been incurred if the lease had not been obtained, are included in the initial and subsequent measurement of the right-of-use asset and amortized ratably over the lease term as part of the total lease cost. Costs to negotiate or arrange a lease that would have been incurred regardless of whether the lease was obtained, such as fixed employee salaries are not initial direct costs and are expensed as incurred.
The Company evaluates its right-of-use assets for impairment consistent with our property and equipment policy disclosure described above.
Operating Lease Cost — In addition to base rent, a large majority of the Company’s lease agreements contain provisions for free rent periods, rent escalations, common area maintenance charges, real estate tax reimbursements, tenant improvement allowances and brokerage commissions received by the Company for negotiating the Company’s lease. These costs, or benefits in the case of the lease incentives due to the Company, are all considered a component of the total lease cost.
For leases that qualify as operating leases, the Company recognizes the associated fixed lease cost on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Company enters the leased premises and begins to make improvements in preparation for its intended use. Cash payments made to landlords reduce the Company's total lease obligation while the accretion of the lease obligation using the effective interest rate method, increases the liability over time. The difference between the total lease cost expensed on a straight-line basis and the accretion of the lease obligation over time using the effective interest rate method is recognized as a reduction to the lease right-of-use asset, net on the accompanying Consolidated Balance Sheets.
Variable lease cost includes any contingent rent payments based on percentages of revenue or other profitability metrics as defined in the lease, common area maintenance, the Company's share of real estate taxes, or similar charges that are variable in nature. Variable lease costs are not included as lease payments in the calculation of the lease obligation and are included in variable lease costs as incurred and when probable.
All cash payments for lease costs and cash receipts for lease incentives are included within operating activities in the Consolidated Statements of Cash Flows.
Finance Lease Cost — For leases that qualify as a finance lease, the right-of-use assets related to finance lease obligations are recorded in property and equipment as finance lease assets and are depreciated over the shorter of the estimated useful life or the lease term and the expense is included as a component of depreciation and amortization expense on the accompanying Consolidated Statements of Operations. Payments made under finance leases are allocated between a reduction of the lease obligation and interest expense using the effective interest method.
In the Consolidated Statements of Cash Flows, cash payments associated with finance leases are allocated between financing cash flows, for the portion related to the reduction of the lease obligation, and operating cash flows for the portion representing interest expense.
Lease Modifications/Termination Fees — When a lease is modified, the lease liability and right-of-use asset is remeasured as of the effective date based on the reassessed remaining lease payments and prevailing incremental borrowing rate. Where the modification relates to a termination of the lease where the new expiration date is in a future period, any termination fees to be paid out are included in the remaining lease payments and are recognized over the remaining lease term. Where a lease is terminated and the effective date is immediate, the lease liability and right-of-use asset is derecognized and any difference is recognized as a gain or loss on termination. A termination penalty paid or received upon termination that was not already included in lease payments is included in the gain or loss on termination and recognized in Restructuring and other related (gains) costs on the Consolidated Statements of Operations.
COVID-19 Related Concessions — The Company recognizes short-term COVID-19 related concessions or deferrals provided to our members whose contracts qualify as a lease in accordance with ASC 842, Leases as if it were contemplated in the existing contract and member concessions and deferrals that are expected to extend greater than 12 months or change the other terms of member leases are treated as modifications. The Company recognizes short-term COVID-19 related rent concessions received from our landlords as variable lease expense and short-term lease deferrals as if there is no change in the contract. COVID-19 related concessions and deferrals that are expected to extend greater than 12 months or change the other terms in the lease are treated as modifications and a full re-valuation of the right-of-use asset and liability is performed.
Asset Retirement Obligations — Certain lease agreements contain provisions that require the Company to remove leasehold improvements at the end of the lease term. When such an obligation exists, the Company records an asset retirement obligation at the inception of the lease at its estimated fair value. The associated asset retirement costs are capitalized as part of the carrying amount of the leasehold improvements and depreciated over their useful life. The asset retirement obligation is accreted to its estimated future value as interest expense using the effective-interest rate method.
Location Operating Expenses — Location operating expenses are expensed as incurred and relate only to WeWork locations that are open for member operations. The primary components of location operating expenses are real estate operating lease cost such as base rent and tenancy costs including the Company’s share of real estate and related taxes and common area maintenance charges, personnel and related expenses, stock-based compensation expense, building operational costs such as utilities, maintenance and cleaning, insurance costs, office expenses such as telephone, internet and printing costs, security expenses, parking expense, credit card processing fees, building events, food and other consumables, and other costs of operating our workspace locations. Employee compensation costs included in location operating expenses relate to the salaries, bonuses and benefits relating to the teams managing our community operations on a daily basis including facilities management. Sales incentive bonuses are also paid to employees as a means of compensating the community team members responsible for location level sales and member retention efforts.
Pre-opening Location Expenses — Pre-opening location expenses are expensed as incurred and consist of expenses incurred before a workspace location opens for member operations. Pre-opening location expenses also consist of expenses incurred during the period in which a workspace location has been closed for member operations and all members have been relocated to a new workspace location, prior to management's decision to enter negotiations to terminate a lease. The primary components of pre-opening location expenses are real estate operating lease cost such as base rent and tenancy costs including the Company’s share of real estate and related taxes and common area maintenance charges, utilities, cleaning, personnel and related expenses, and other costs incurred prior to generating revenue.
Selling, General and Administrative Expenses — Selling, general and administrative expenses are expensed as incurred and consist primarily of personnel and stock-based compensation related to corporate employees, member referral fees, technology, professional services including but not limited to legal and consulting, lease costs for our corporate offices and various other costs we incur to manage and support our business, advertising, public affairs and costs related to strategic events. During the years ended December 31, 2022, 2021 and 2020, the Company recorded $37 million, $43 million and $72 million, respectively, of advertising expenses.
Selling, general and administrative expenses also includes cost of revenue in the amount of $35 million, $91 million and $249 million during the years ended December 31, 2022, 2021 and 2020, respectively, in connection with our Powered by We on-site office design, development and management solutions and costs of providing various other products and services not directly related to the Company’s core space-as-a-service offerings, including but not limited to the products and services offered by Meetup, Inc., Flatiron School, Inc., and Managed by Q Inc. in the periods prior to their disposition as described in Note 5. There was no depreciation and amortization recognized in connection with providing these products and services for the years ended December 31, 2022, 2021 and 2020, respectively,
Also included are corporate design, development, warehousing, logistics and real estate costs and expenses incurred researching and pursuing new markets, solutions and services, and other expenses related to the Company’s growth and global expansion incurred during periods when the Company was focused on expansion. These costs include non-capitalized personnel and related expenses for our development, design, product, research, real estate, growth talent acquisition, mergers and acquisitions, legal, technology research and development teams and related professional fees and other expenses incurred such as growth related recruiting fees, employee relocation costs, due diligence, integration costs, transaction costs, contingent consideration fair value adjustments relating to acquisitions, write-off of previously capitalized costs for which the Company is no longer moving forward with the lease or project and other routine asset impairments and write-offs.
Restructuring and Other Related Costs — Costs that are incurred or will be incurred in connection with a plan of action that will materially change the scope of business or the manner in which a business is conducted are recorded in accordance with ASC 420, Exit or Disposal Cost Obligations. Certain costs associated with the Company's operational restructuring described in Note 5, including employee termination benefits provided to employees that will be or have been involuntarily terminated, contract termination costs, other exit costs and costs related to ceased use buildings, are accounted for under ASC 420 and are recognized as expense when management has committed to a plan, the plan is sufficiently detailed in order to estimate the costs, it is unlikely the plan will significantly change, and the plan has been communicated or notice has been given.
Stock‑Based Compensation — Stock‑based compensation expense attributable to equity awards granted to employees and non-employees is measured at the grant date based on the fair value of the award. For employee awards, the expense is recognized on a straight-line basis over the requisite service period for awards that actually vest, which is generally the period from the grant date to the end of the vesting period. For non-employee awards, the expense for awards that actually vest is recognized based on when the goods or services are provided.
The Company generally estimates the fair value of stock option awards granted using the Black‑Scholes‑Merton option‑pricing formula (the “Black-Scholes Model”) and a single option award approach. This model requires various significant judgmental assumptions in order to derive a final fair value determination for each type of award, including the expected term, expected volatility, expected dividend yield, risk-free interest rate, and fair value of the Company’s stock on the date of grant. The expected option term for options granted is calculated using the “simplified method”. This election was made based on the lack of sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The simplified method defines the expected term as the average of the contractual term and the vesting period. Estimated volatility is based on similar entities whose stock prices are publicly traded. The Company uses the historical volatilities of similar entities due to the lack of sufficient historical data for the Company’s common stock price. Dividend yields are based on the Company’s history and expected future actions. The risk‑free interest rate is based on the yield curve of a zero‑coupon U.S. Treasury bond on the date the stock option award was granted with a maturity equal to the expected term of the stock option award. All grants of stock options generally have an exercise price equal to or greater than the fair market value of the Company’s common stock on the date of grant.
In situations where the exercise price of a stock option is greater than the fair market value of the Company's common stock on the date of grant, the Company estimates the fair value of stock option awards granted using the binomial model. The binomial model incorporates assumptions regarding anticipated employee exercise behavior, expected stock price volatility, dividend yield and risk-free interest rate. Anticipated employee exercise behavior and expected post-vesting cancellations over the contractual term used in the binomial model are primarily based on historical exercise patterns. These historical exercise patterns indicate that exercise behavior between employee groups is not significantly different. For our expected stock price volatility assumption, the Company weights historical volatility and implied volatility and uses daily observations for historical volatility, while our implied volatility assumptions are based on actively traded options related to our common stock. The expected term is derived from the binomial model, based on assumptions incorporated into the binomial model as described above.
The Company estimated the fair value of the WeWork Partnerships Profits Interest Units awards in connection with the modification of the original stock options using the Hull-White model and a binomial lattice model in order to apply appropriate weight and consideration of the associated distribution threshold and catch-up base amount. The Hull-White model requires similar judgmental assumptions as the Black-Scholes Model used for valuing the Company's options.
Prior to the consummation of the Business Combination, during the periods in which the Company was privately held and there was no public market for our stock, the fair value of the Company’s equity is approved by the Company’s Board of Directors or the Compensation Committee thereof as of the date stock-based awards are granted. In estimating the fair value of our stock, the Company uses a third-party valuation specialist and considers factors it believes are material to the valuation process, including but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, economic and market conditions, and estimates of weighted average cost of capital. The Company believes the combination of these factors provides an appropriate estimate of the expected fair value of the Company and reflects the best estimate of the fair value of the Company’s common stock at each grant date.
Subsequent to executing the Merger Agreement and through the Business Combination, we determined the value of our common stock based on the observable daily closing price of BowX's stock (ticker symbol "BOWX") multiplied by the exchange ratio in effect for such transaction date. Subsequent to the Business Combination, we determined the value of our common stock based on the observable daily closing price of WeWork's stock (ticker symbol "WE").
The Company has elected to recognize forfeitures of stock-based compensation awards as they occur. For awards subject to performance conditions, no compensation cost will be recognized before the performance condition is probable of being achieved. Recognition of any compensation expense relating to stock grants that vest contingent on an initial public offering or “Acquisition” (as defined in the 2015 Plan detailed in Note 24) was deferred until consummation of such initial public offering or Acquisition. These performance-based vesting conditions (based upon the occurrence of a liquidity event (as defined in the 2015 Plan and related award agreements) were deemed satisfied upon the closing of the Business Combination.
Treasury Stock — Repurchases of shares of common stock are recorded at cost as a reduction of shareholders' equity. The Company uses the weighted-average purchase cost to determine the cost of treasury stock that is reissued. At reissuance the Company recognizes any gains and losses in additional paid-in capital.
Equity Method and Other Investments — The Company accounts for equity investments under the equity method of accounting when the requirements for consolidation are not met, and the Company has significant influence over the operations of the investee. When the requirements for consolidation and significant influence are not met, the Company also uses the equity method of accounting to account for investments in limited partnerships and investments in limited liability companies that maintain specific ownership accounts unless the Company’s interest is so minor that the Company has virtually no influence over partnership operating and financial policies. Equity method investments are initially recorded at cost and subsequently adjusted for the Company’s share of net income or loss and cash contributions and distributions and are included in equity method and other investments in the accompanying Consolidated Balance Sheets. Equity investments that do not result in consolidation and are not accounted for under the equity method are measured at fair value, with any changes in fair value recognized in net income. For any such investments that do not have readily determinable fair values, the Company elects the measurement alternative to measure the investments at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.
Equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If it is determined that a loss in value of the equity method investment is other than temporary, an impairment loss is measured based on the excess of the carrying amount of an investment over its estimated fair value. Impairment analyses are based on current plans, intended holding periods, and available information at the time the analysis is prepared.
Certain of the Company’s investments in convertible notes were designated as available-for-sale debt securities and remeasured at fair value, with net unrealized gains or losses reported as a component of accumulated other comprehensive income (loss). Interest income was accrued and reported within interest income on the Consolidated Statements of Operations.
When the fair value of an available-for-sale (“AFS”) security is less than its amortized cost, the security is considered impaired. On a quarterly basis, the Company evaluated whether declines in fair value below amortized cost are due to expected credit losses, as well as our ability and intent to hold the investment until a forecasted recovery occurs. Allowance for credit losses on AFS debt securities are recognized in our Consolidated Statements of Operations, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in stockholders’ equity. Prior to adoption, the Company evaluated its securities for other-than-temporary impairment (“OTTI”). If the Company intended to sell an impaired security, or it is more-likely-than-not that the Company would be required to sell an impaired security before its anticipated recovery, then the Company recognized an OTTI through a charge to earnings equal to the entire difference between the investment’s amortized cost and its fair value at the measurement date. If the Company did not intend to sell an impaired security and it was not more-likely-than-not that it would be required to sell an impaired security before recovery, the Company must further evaluate the security for impairment due to credit losses. The credit component of OTTI was recognized in earnings and the remaining component is recorded as a component of other comprehensive income. Following the recognition of an OTTI through earnings, a new amortized cost basis is established for the security. Subsequent differences between the new amortized cost basis and cash flows expected to be collected were accreted into income over the remaining life of the security as an adjustment to yield.
Foreign Currency — The U.S. dollar is the functional currency of the Company’s consolidated and unconsolidated entities operating in the United States. For the Company’s consolidated and unconsolidated entities operating outside of the United States, the Company generally assigns the relevant local currency as the functional currency as the local currency is generally the principal currency of the economic environment in which the foreign entity primarily generates and expends cash. The Company remeasures monetary assets and liabilities that are not denominated in the functional currency at exchange rates in effect at the end of each period. Gains and losses from these remeasurements are recognized in foreign currency gain (loss) on the accompanying Consolidated Statements of Operations. Foreign currency transactions for the years ended December 31, 2022, 2021 and 2020, relate primarily to intercompany transactions that are not of a long-term investment nature. At each balance sheet reporting date, the Company translates the assets and liabilities of its non-U.S. dollar functional currency entities into U.S. dollars using exchange rates in effect at the end of each period. Revenues and expenses for these entities are translated using rates that approximate those in effect during the period. Gains and losses from these translations are reported within accumulated other comprehensive income (loss) as a component of equity.
Fair Value Measurements — The Company applies fair value accounting for all financial assets and liabilities and certain non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring and nonrecurring basis. Assets and liabilities measured at fair value every reporting period include investments in cash equivalents, available-for-sale debt securities, certain embedded derivatives requiring bifurcation, certain warrants issued classified as a liability in accordance with ASC 480, Distinguishing Liabilities from Equity ("ASC 480"), and contingent consideration liabilities relating to business combinations. Other assets and liabilities are subject to fair value measurements only in certain circumstances, including purchase accounting applied to assets and liabilities acquired in a business combination, impaired cost and equity method investments and long-lived assets that are written down to fair value when they are impaired.
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company assumes the highest and best use of non-financial assets by market participants and the market-based risk measurements or assumptions that market participants would use in pricing assets or liabilities, such as inherent risk, transfer restrictions and credit risk. Assets and liabilities are classified using a fair value hierarchy, which prioritizes the inputs used to measure fair value according to three levels, and bases the categorization of fair value measurements within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Inputs that reflect quoted prices for identical assets or liabilities in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the assets or liabilities or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 — Unobservable inputs that the Company incorporates in its valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.
See Note 18 for additional discussion on the Company's fair value measurements.
Contingent Consideration — The fair value measurements of contingent consideration liabilities established in connection with business combinations are determined as of the acquisition date based on significant unobservable inputs, including the discount rate, the price of the Company's stock, estimated probabilities and timing of achieving specified milestones and the estimated amount of future sales. Contingent consideration liabilities are remeasured to fair value at each subsequent reporting date until the related contingency is resolved. Changes to the fair value of the contingent consideration liabilities can result from changes to one or a number of inputs, including discount rates, the probabilities of achieving the milestones, the time required to achieve the milestones and estimated future sales. Significant judgment is employed in determining the appropriateness of these inputs. Changes to the inputs described above could have a material impact on the Company's financial position and results of operations in any given period.
Cash paid soon after the close of an acquisition is classified as a cash outflow from investing activities, while cash payments made after that time are classified as cash outflows from either financing or operating activities, depending on whether the amount paid is in excess of the contingent consideration recognized during the measurement period.
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13, along with subsequently issued updates and amendments, changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The guidance replaces the current ‘incurred loss’ model with an ‘expected loss’ approach. Additionally, a subset of the guidance applies to available-for-sale debt securities. The Company adopted ASU 2016-13 on January 1, 2020, on a modified retrospective basis, with a cumulative-effect adjustment to the opening balance of retained earnings of $0.2 million. Our primary financial instruments in-scope for ASU 2016-13 are accounts receivable, accrued revenue, contract assets and available-for-sale debt securities. Contract assets are included within other current assets and other assets on the Consolidated Balance Sheets. Given the short-term nature of the receivables and minimal expected credit losses, the adoption of this guidance did not have a material impact on the Company's Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.
In October 2018, the FASB issued ASU No. 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities ("ASU 2018-17"). ASU No. 2018-17 amends the guidance for determining whether a decision-making fee is a variable interest and requires organizations to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety. The Company adopted ASU 2018-17 on January 1, 2020 and the adoption of this guidance did not have a material impact on the Company's Consolidated Balance Sheets, Consolidated Statements of Operations or Consolidated Statements of Cash Flows.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740)-Simplifying the Accounting for Income Taxes ("ASU 2019-12"). ASU 2019-12 simplifies accounting for income taxes by removing certain exceptions from the general principles in Topic 740 and clarifying certain aspects of the current guidance to promote consistency among reporting entities. The Company adopted ASU 2019-12 as of January 1, 2021, which did not have a material impact on its Consolidated Financial Statements.
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity ("ASU 2020-06"). ASU 2020-06 adds a disclosure objective and certain disclosure requirements to increase transparency and decision-usefulness about a convertible instrument’s terms and features, by reducing the number of models used to account for convertible instruments, amending diluted earnings per share calculations for convertible instruments, and amending the requirements for a contract (or embedded derivative) that is potentially settled in an entity’s own shares to be classified in equity. The Company adopted ASU 2020-06 as of January 1, 2022, which did not have any impact on its Consolidated Financial Statements.
In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832) — Disclosures by Business Entities about Government Assistance ("ASU 2021-10"). ASU 2021-10 requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. The Company has availed itself of certain limited government assistance provided during the COVID-19 pandemic (e.g., government grants). The Company adopted ASU 2021-10 as of January 1, 2022, which did not have any impact on its Consolidated Financial Statements.
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805) -— Accounting for Contract Assets and Contract Liabilities from Contracts with Customers ("ASU 2021-08"). ASU 2021-08 requires that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. ASU 2021-08 is effective for public entities for fiscal years beginning after December 15, 2022, including applicable interim periods. The Company adopted ASU 2021-08 as of January 1, 2022, which did not have a material impact on its Consolidated Financial Statements.